Significant Subsidiaries	12 Months Ended
Dec. 31, 2018
Interest In Other Entities [Abstract]
Significant Subsidiaries
SIGNIFICANT SUBSIDIARIES
The Company has the following significant subsidiaries, each owned 100% directly and indirectly, at December 31, 2018:

Subsidiary Name	Country of Incorporation
Crescent Point Resources Partnership	Canada
Crescent Point Holdings Inc.	Canada
Crescent Point Energy U.S. Corp.	United States of America
Crescent Point U.S. Holdings Corp.	United States of America
Crescent Point Energy Lux S.à r.l.	Luxembourg